LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Profit or loss [abstract]
LOSS PER SHARE

NOTE 8 - LOSS PER SHARE

	Six month period ended
	June 30, 2026	June 30, 2025
Net loss attributable to the owners of the Company	$(44,348)	$(23,638)

Basic and diluted loss per share	(152)	(4,065	)*

Weighted average number of ordinary shares used in calculating basic and diluted loss per share **	292,695	6

* in thousands

**	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D- to 1.K

NOTE 20 - LOSS PER SHARE

	December 31, 2025		December 31, 2024		December 31, 2023

Net loss attributable to the owners of the company	(169,177)		(31,092)		(20,914)

Basic and diluted loss per share (US$ in thousands)	(37	)(1)	(138,537	)(1)	(9,272,541	)(1)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share	4,526		0.22		*

*	Nil after revers stock split

(1)	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1-for-4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1. F-1.K and 26.3, 26.6 and 26.7.

The calculation of the basic and diluted loss per share for all past periods presented have been adjusted retrospectively based on the new number of shares derived from the conversion ratio.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)